Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable	$ 2,402		$ 1,866
Accrued research and development costs	438		804
Accrued employee benefits	411		343
Payroll tax and other statutory liabilities	60		78
Other accrued liabilities	1,004		531
Payables and accrued liabilities	$ 4,315	$ 3,622	$ 3,622